As of December 31, 2022 and 2021, shares issuable which could potentially dilute future earnings were as follows (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Preferred Shares	10,463,363	7,576,999	200,933	200,933
Warrants	964,834,419	489,834,426
Stock Options		163,142,084	44,365	47,499
Shares excluded from the calculation of diluted loss per share	975,297,782	660,553,509	384,204	387,338
Ordinary Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants			5,700	5,700
Preferred Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants			133,206	133,206